Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
March 31, 2026
Portfolio of Investments (Unaudited)

Common Stocks — 99.9%
Security	Shares	Value
Aerospace & Defense — 2.8%
Airbus SE(1)	56,122	$ 10,611,147
General Dynamics Corp.(1)	1,992	683,694
L3Harris Technologies, Inc.(1)	6,745	2,328,037
Northrop Grumman Corp.(1)	1,439	981,743
Rolls-Royce Holdings PLC	244,432	3,713,515
RTX Corp.(1)	30,326	5,849,886
Safran SA(1)	12,871	4,211,769
Textron, Inc.(1)	16,487	1,443,602
		$ 29,823,393
Air Freight & Logistics — 0.4%
Deutsche Post AG(1)	61,072	$ 3,218,916
Expeditors International of Washington, Inc.(1)	3,871	554,443
		$ 3,773,359
Automobile Components — 0.2%
Denso Corp.	96,500	$ 1,209,925
Yokohama Rubber Co. Ltd.	34,600	1,327,543
		$ 2,537,468
Automobiles — 2.2%
Bayerische Motoren Werke AG	35,862	$ 3,317,475
Isuzu Motors Ltd.	58,000	835,244
Mazda Motor Corp.	26,000	177,835
Mercedes-Benz Group AG(1)	34,399	2,114,262
Tesla, Inc.(1)(2)	43,076	16,013,503
Toyota Motor Corp.	64,500	1,340,783
		$ 23,799,102
Banks — 6.4%
Bank of America Corp.(1)	50,000	$ 2,437,500
BNP Paribas SA(1)	74,589	7,105,619
Fifth Third Bancorp(1)	28,506	1,324,389
HSBC Holdings PLC	602,873	9,900,734
Huntington Bancshares, Inc.(1)	65,053	1,018,079
ING Groep NV(1)	230,623	5,986,205
Intesa Sanpaolo SpA(1)	2,042,702	12,354,026
JPMorgan Chase & Co.(1)	26,870	7,904,079
KBC Group NV	22,722	2,780,990
KeyCorp(1)	36,768	737,198
Lloyds Banking Group PLC	2,109,803	2,614,962
NatWest Group PLC	414,604	3,071,363
PNC Financial Services Group, Inc.(1)	6,406	1,333,025
Security	Shares	Value
Banks (continued)
Resona Holdings, Inc.	55,000	$ 627,426
Standard Chartered PLC	160,392	3,342,546
Truist Financial Corp.(1)	21,845	1,004,215
UniCredit SpA	70,000	5,022,065
		$ 68,564,421
Beverages — 1.2%
Coca-Cola Co.(1)	44,571	$ 3,389,624
Constellation Brands, Inc., Class A(1)	22,494	3,374,100
Heineken Holding NV	23,349	1,661,661
Heineken NV	7,692	591,656
Kirin Holdings Co. Ltd.	41,100	653,744
PepsiCo, Inc.(1)	17,854	2,772,548
		$ 12,443,333
Biotechnology — 1.1%
AbbVie, Inc.(1)	23,843	$ 5,185,614
Amgen, Inc.(1)	16,600	5,840,710
BioMarin Pharmaceutical, Inc.(1)(2)	9,584	541,400
Moderna, Inc.(2)	10,045	510,286
		$ 12,078,010
Broadline Retail — 3.0%
Amazon.com, Inc.(1)(2)	128,940	$ 26,854,334
Next PLC	33,520	5,663,163
		$ 32,517,497
Building Products — 0.2%
Daikin Industries Ltd.	21,000	$ 2,518,884
		$ 2,518,884
Capital Markets — 2.0%
3i Group PLC	112,500	$ 3,666,489
Ares Management Corp., Class A	7,883	860,035
CME Group, Inc.(1)	2,469	729,219
Coinbase Global, Inc., Class A(2)	8,884	1,551,235
Deutsche Boerse AG	8,620	2,525,189
Moody's Corp.(1)	5,585	2,436,456
Robinhood Markets, Inc., Class A(1)(2)	24,340	1,686,762
S&P Global, Inc.(1)	7,842	3,335,516
UBS Group AG	115,129	4,489,271
		$ 21,280,172
Chemicals — 1.9%
Air Liquide SA(1)	40,125	$ 8,293,777
Air Products and Chemicals, Inc.(1)	12,742	3,701,424

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Chemicals (continued)
Corteva, Inc.(1)	4,706	$ 393,939
Daicel Corp.	20,000	158,450
Dow, Inc.(1)	13,795	574,562
Eastman Chemical Co.(1)	20,943	1,598,370
Mitsubishi Gas Chemical Co., Inc.	9,200	215,863
Nitto Denko Corp.	83,300	1,666,351
Shin-Etsu Chemical Co. Ltd.	74,700	3,041,693
Solstice Advanced Materials, Inc.	4,952	377,144
Tosoh Corp.	51,600	767,028
		$ 20,788,601
Commercial Services & Supplies — 0.2%
SECOM Co. Ltd.	45,600	$ 1,736,940
Waste Management, Inc.(1)	3,330	765,201
		$ 2,502,141
Communications Equipment — 0.9%
Cisco Systems, Inc.(1)	129,361	$ 10,037,120
		$ 10,037,120
Construction & Engineering — 0.4%
Ferrovial SE	62,729	$ 4,080,926
		$ 4,080,926
Construction Materials — 0.3%
CRH PLC	27,397	$ 2,866,289
		$ 2,866,289
Consumer Finance — 0.4%
American Express Co.(1)	13,111	$ 3,965,815
Navient Corp.(1)	28,416	232,443
		$ 4,198,258
Consumer Staples Distribution & Retail — 2.3%
Costco Wholesale Corp.(1)	11,600	$ 11,558,588
Dollar General Corp.(1)	13,895	1,649,753
Koninklijke Ahold Delhaize NV(1)	62,754	2,929,415
Seven & i Holdings Co. Ltd.	76,800	1,032,932
Target Corp.(1)	13,293	1,611,112
Walmart, Inc.(1)	46,542	5,784,240
		$ 24,566,040
Containers & Packaging — 0.1%
Smurfit WestRock PLC(1)	22,751	$ 906,627
		$ 906,627
Security	Shares	Value
Distributors — 0.1%
LKQ Corp.(1)	34,009	$ 998,844
		$ 998,844
Diversified Telecommunication Services — 1.2%
Comcast Corp., Class A(1)	96,531	$ 2,771,405
Deutsche Telekom AG(1)	233,435	8,712,557
United Internet AG(3)	32,975	1,066,934
		$ 12,550,896
Electric Utilities — 1.7%
Acciona SA	8,786	$ 2,310,387
Chubu Electric Power Co., Inc.	30,200	497,905
Edison International(1)	19,359	1,416,692
Iberdrola SA(1)	626,808	14,350,237
Tokyo Electric Power Co. Holdings, Inc.(2)	15,600	64,281
		$ 18,639,502
Electrical Equipment — 2.7%
ABB Ltd.	103,575	$ 8,421,468
Accelleron Industries AG	5,372	485,555
Fujikura Ltd.	115,200	3,168,233
GE Vernova, Inc.(1)	7,547	6,587,776
Legrand SA(1)	34,513	5,361,754
Schneider Electric SE	9,541	2,598,793
Siemens Energy AG	12,403	2,138,891
		$ 28,762,470
Electronic Equipment, Instruments & Components — 1.2%
Alps Alpine Co. Ltd.	82,200	$ 1,114,878
Citizen Watch Co. Ltd.	104,800	1,134,911
Corning, Inc.(1)	7,504	1,020,319
Halma PLC	48,832	2,491,935
Ibiden Co. Ltd.	20,000	1,000,810
Kyocera Corp.	129,300	1,982,627
Taiyo Yuden Co. Ltd.	46,600	1,149,194
TDK Corp.	261,400	3,395,656
		$ 13,290,330
Entertainment — 2.0%
Electronic Arts, Inc.(1)	30,496	$ 6,217,219
Konami Group Corp.	12,400	1,528,028
Netflix, Inc.(1)(2)	113,600	10,922,640
Nintendo Co. Ltd.	12,200	696,445
Walt Disney Co.(1)	20,692	1,994,295
		$ 21,358,627

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Financial Services — 1.2%
Berkshire Hathaway, Inc., Class B(1)(2)	8,108	$ 3,885,354
Fidelity National Information Services, Inc.(1)	30,170	1,415,275
Mastercard, Inc., Class A(1)	9,840	4,916,654
ORIX Corp.	41,300	1,225,426
Visa, Inc., Class A(1)	3,211	970,493
		$ 12,413,202
Food Products — 1.9%
Magnum Ice Cream Co. NV(2)	19,760	$ 290,783
Mondelez International, Inc., Class A(1)	82,808	4,773,053
Nestle SA(1)	134,524	13,195,594
Nissin Foods Holdings Co. Ltd.	30,000	569,391
Toyo Suisan Kaisha Ltd.	5,000	351,629
Tyson Foods, Inc., Class A(1)	9,172	587,650
		$ 19,768,100
Ground Transportation — 0.5%
Central Japan Railway Co.	17,000	$ 442,020
CSX Corp.(1)	112,524	4,619,110
East Japan Railway Co.	17,100	391,102
		$ 5,452,232
Health Care Equipment & Supplies — 1.0%
Abbott Laboratories(1)	43,123	$ 4,427,438
Boston Scientific Corp.(1)(2)	20,000	1,255,000
EssilorLuxottica SA	12,248	2,854,092
Olympus Corp.	28,400	270,576
Terumo Corp.	174,300	2,341,677
		$ 11,148,783
Health Care Providers & Services — 0.7%
McKesson Corp.(1)	6,527	$ 5,648,205
UnitedHealth Group, Inc.(1)	8,537	2,310,027
		$ 7,958,232
Health Care Technology — 0.0%†
M3, Inc.	39,700	$ 407,495
		$ 407,495
Hotels, Restaurants & Leisure — 1.4%
Amadeus IT Group SA	24,489	$ 1,400,299
Booking Holdings, Inc.(1)	1,381	5,814,452
Compass Group PLC	91,736	2,559,518
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
InterContinental Hotels Group PLC	9,496	$ 1,252,283
Yum! Brands, Inc.(1)	22,953	3,568,733
		$ 14,595,285
Household Durables — 0.5%
Casio Computer Co. Ltd.	63,200	$ 567,423
Nikon Corp.	22,500	274,775
PulteGroup, Inc.(1)	27,242	3,203,932
Sony Group Corp.	61,400	1,279,743
		$ 5,325,873
Household Products — 0.4%
Clorox Co.(1)	22,055	$ 2,285,560
Henkel AG & Co. KGaA, PFC Shares	8,309	641,863
Procter & Gamble Co.(1)	2,881	416,131
Reckitt Benckiser Group PLC	19,743	1,327,526
		$ 4,671,080
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.(1)	7,170	$ 1,077,866
		$ 1,077,866
Industrial Conglomerates — 2.2%
Honeywell International, Inc.(1)	19,811	$ 4,477,880
Sekisui Chemical Co. Ltd.	59,400	997,247
Siemens AG(1)	73,912	18,007,485
		$ 23,482,612
Insurance — 3.4%
Ageas SA	22,500	$ 1,656,292
Allianz SE(1)	46,576	19,669,902
Allstate Corp.(1)	14,109	2,925,360
Chubb Ltd.(1)	1,376	448,480
Cincinnati Financial Corp.(1)	5,091	801,069
Hannover Rueck SE	5,000	1,572,004
Hartford Insurance Group, Inc.(1)	14,283	1,931,490
Legal & General Group PLC	250,000	821,583
Lincoln National Corp.(1)	17,183	609,997
Marsh & McLennan Cos., Inc.(1)	13,642	2,366,205
MS&AD Insurance Group Holdings, Inc.	57,500	1,500,495
Principal Financial Group, Inc.(1)	17,247	1,554,127
		$ 35,857,004
Interactive Media & Services — 5.1%
Alphabet, Inc., Class A(1)	74,290	$ 21,362,832

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Interactive Media & Services (continued)
Alphabet, Inc., Class C(1)	59,410	$ 17,042,353
Meta Platforms, Inc., Class A(1)	28,624	16,376,649
		$ 54,781,834
IT Services — 0.6%
Capgemini SE(1)	18,829	$ 2,221,793
NEC Corp.	41,800	1,040,113
Obic Co. Ltd.	11,500	279,253
Otsuka Corp.	31,200	597,314
SHIFT, Inc.(2)	563,800	2,300,853
		$ 6,439,326
Leisure Products — 0.1%
Bandai Namco Holdings, Inc.	33,000	$ 814,123
Hasbro, Inc.(1)	6,865	642,564
		$ 1,456,687
Life Sciences Tools & Services — 0.5%
Revvity, Inc.(1)	6,547	$ 573,583
Thermo Fisher Scientific, Inc.(1)	10,070	4,949,707
		$ 5,523,290
Machinery — 1.4%
Daimler Truck Holding AG	1,422	$ 70,027
Dover Corp.(1)	7,424	1,547,533
Ebara Corp.	43,400	1,228,573
FANUC Corp.	61,935	2,158,864
IHI Corp.	26,600	548,838
Kawasaki Heavy Industries Ltd.	36,500	686,461
Komatsu Ltd.	25,500	1,015,424
Makita Corp.	7,700	253,071
Mitsui E&S Co. Ltd.	26,300	962,960
Parker-Hannifin Corp.(1)	4,213	3,771,646
Snap-on, Inc.(1)	5,378	1,953,397
Toyota Industries Corp.(2)	6,400	827,647
		$ 15,024,441
Media — 0.0%†
Versant Media Group, Inc.(2)	3,861	$ 142,934
		$ 142,934
Metals & Mining — 1.1%
Glencore PLC(2)	882,188	$ 6,681,580
Security	Shares	Value
Metals & Mining (continued)
Mitsui Kinzoku Co. Ltd.	2,000	$ 379,370
Rio Tinto PLC	52,415	4,862,732
		$ 11,923,682
Multi-Utilities — 0.7%
CMS Energy Corp.(1)	71,786	$ 5,569,158
NiSource, Inc.(1)	42,420	1,979,317
		$ 7,548,475
Oil, Gas & Consumable Fuels — 3.4%
Chevron Corp.(1)	29,188	$ 6,038,997
EQT Corp.(1)	16,196	1,030,714
Idemitsu Kosan Co. Ltd.	31,000	304,343
Marathon Petroleum Corp.(1)	16,080	3,926,414
Phillips 66(1)	20,545	3,742,888
Shell PLC	190,026	8,801,065
TotalEnergies SE(1)	133,307	12,234,131
		$ 36,078,552
Personal Care Products — 0.6%
Kao Corp.	26,354	$ 1,029,889
Unilever PLC	87,824	4,821,483
		$ 5,851,372
Pharmaceuticals — 5.9%
Astellas Pharma, Inc.	125,900	$ 2,052,398
AstraZeneca PLC	46,946	9,179,818
Chugai Pharmaceutical Co. Ltd.	56,200	3,099,342
Eli Lilly & Co.(1)	8,009	7,366,438
Johnson & Johnson(1)	13,558	3,314,118
Merck & Co., Inc.(1)	20,293	2,441,045
Novartis AG	97,482	14,962,933
Pfizer, Inc.(1)	14,458	405,981
Roche Holding AG	31,838	12,706,254
Sanofi SA(1)	44,475	4,294,940
UCB SA	9,177	2,765,001
		$ 62,588,268
Professional Services — 0.7%
BayCurrent, Inc.	18,800	$ 544,191
Equifax, Inc.(1)	11,514	2,073,326
Experian PLC	79,133	2,737,566
Recruit Holdings Co. Ltd.	20,900	910,611
Robert Half, Inc.(1)	26,747	679,374
		$ 6,945,068

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Real Estate Management & Development — 0.4%
CBRE Group, Inc., Class A(1)(2)	21,448	$ 2,905,346
Daito Trust Construction Co. Ltd.	26,500	621,005
Heiwa Real Estate Co. Ltd.	51,400	792,098
		$ 4,318,449
Semiconductors & Semiconductor Equipment — 15.7%
Advantest Corp.	99,500	$ 13,731,660
ASML Holding NV(1)	20,963	27,875,675
Broadcom, Inc.(1)	66,635	20,624,199
Infineon Technologies AG	85,739	3,889,646
Lam Research Corp.(1)	58,089	12,411,296
Lasertec Corp.	1,900	422,889
Marvell Technology, Inc.(1)	54,172	5,365,737
Micron Technology, Inc.(1)	27,765	9,380,128
NVIDIA Corp.(1)	296,771	51,756,862
NXP Semiconductors NV(1)	22,890	4,506,125
STMicroelectronics NV	35,000	1,191,001
Texas Instruments, Inc.(1)	35,290	6,851,201
Tokyo Electron Ltd.	39,300	9,764,121
		$ 167,770,540
Software — 5.2%
Crowdstrike Holdings, Inc., Class A(1)(2)	9,878	$ 3,856,470
Microsoft Corp.(1)	95,421	35,321,992
Oracle Corp.(1)	10,721	1,577,166
Palantir Technologies, Inc., Class A(1)(2)	48,529	7,098,822
Sage Group PLC	46,259	518,350
Salesforce, Inc.(1)	10,000	1,866,700
SAP SE	22,573	3,848,303
ServiceNow, Inc.(2)	6,529	682,607
Trend Micro, Inc.	14,097	469,946
		$ 55,240,356
Specialized REITs — 0.2%
American Tower Corp.(1)	13,519	$ 2,333,109
		$ 2,333,109
Specialty Retail — 1.8%
Fast Retailing Co. Ltd.	30,500	$ 12,050,738
Home Depot, Inc.(1)	9,972	3,279,691
Lowe's Cos., Inc.(1)	15,808	3,735,114
USS Co. Ltd.	54,400	572,223
		$ 19,637,766
Technology Hardware, Storage & Peripherals — 4.7%
Apple, Inc.(1)	186,969	$ 47,450,862
Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Hewlett Packard Enterprise Co.(1)	63,759	$ 1,518,102
HP, Inc.(1)	10,589	203,415
Sandisk Corp.(1)(2)	1,765	1,121,375
		$ 50,293,754
Textiles, Apparel & Luxury Goods — 1.2%
LVMH Moet Hennessy Louis Vuitton SE(1)	23,302	$ 12,738,023
		$ 12,738,023
Tobacco — 0.6%
British American Tobacco PLC	81,683	$ 4,742,417
Japan Tobacco, Inc.	31,700	1,216,135
		$ 5,958,552
Trading Companies & Distributors — 0.8%
Ferguson Enterprises, Inc.	20,521	$ 4,778,276
Mitsubishi Corp.	64,200	2,202,443
Sumitomo Corp.	39,300	1,470,569
		$ 8,451,288
Transportation Infrastructure — 0.1%
Aeroports de Paris SA	6,667	$ 814,489
		$ 814,489
Wireless Telecommunication Services — 0.9%
KDDI Corp.	157,400	$ 2,680,007
SoftBank Group Corp.	297,384	7,241,226
		$ 9,921,233
Total Common Stocks (identified cost $277,987,513)		$1,068,821,562

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 0.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(4)	2,943,897	$ 2,943,897
Total Short-Term Investments (identified cost $2,943,897)		$ 2,943,897
Total Investments — 100.2% (identified cost $280,931,410)		$1,071,765,459
Total Written Call Options — (0.5)% (premiums received $13,563,918)		$ (5,686,968)
Other Assets, Less Liabilities — 0.3%		$ 3,908,357
Net Assets — 100.0%		$1,069,986,848
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Security (or a portion thereof) has been pledged as collateral for written options.
(2)	Non-income producing security.
(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At March 31, 2026, the aggregate value of these securities is $1,066,934 or 0.1% of the Fund's net assets.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2026.
Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	60.2%	$645,546,279
Japan	11.0	117,931,306
Germany	6.6	70,793,454
France	6.2	66,446,594
United Kingdom	5.5	58,435,402
Netherlands	4.1	43,841,520
Spain	1.7	18,060,923
Italy	1.6	17,376,091
Switzerland	1.2	13,396,294
Australia	1.1	11,544,312
Belgium	0.7	7,202,283
Singapore	0.1	1,191,001
Total Investments	100.0%	$1,071,765,459

Written Call Options (Exchange-Traded) — (0.5)%
Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Euro Stoxx 50 Index	830	EUR	46,228,759	EUR	5,925	4/2/26	$ (1,107)
Euro Stoxx 50 Index	830	EUR	46,228,759	EUR	5,925	4/10/26	(58,945)
Euro Stoxx 50 Index	840	EUR	46,785,732	EUR	5,800	4/17/26	(417,447)
Euro Stoxx 50 Index	840	EUR	46,785,732	EUR	5,725	4/24/26	(767,841)
FTSE 100 Index	570	GBP	58,005,765	GBP	10,350	4/17/26	(819,767)
NASDAQ 100 Index	8	USD	18,992,152	USD	25,600	4/1/26	(380)
NASDAQ 100 Index	7	USD	16,618,133	USD	25,300	4/2/26	(385)
NASDAQ 100 Index	8	USD	18,992,152	USD	25,000	4/6/26	(760)
NASDAQ 100 Index	7	USD	16,618,133	USD	25,600	4/8/26	(35)
NASDAQ 100 Index	8	USD	18,992,152	USD	25,300	4/10/26	(4,320)
NASDAQ 100 Index	8	USD	18,992,152	USD	25,300	4/13/26	(6,160)
NASDAQ 100 Index	8	USD	18,992,152	USD	25,200	4/15/26	(11,200)
NASDAQ 100 Index	8	USD	18,992,152	USD	24,700	4/17/26	(76,160)
NASDAQ 100 Index	8	USD	18,992,152	USD	24,900	4/20/26	(50,600)
NASDAQ 100 Index	8	USD	18,992,152	USD	24,800	4/22/26	(102,080)

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Written Call Options (Exchange-Traded) (continued)
Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
NASDAQ 100 Index	8	USD	18,992,152	USD	24,100	4/24/26	$ (213,352)
NASDAQ 100 Index	8	USD	18,992,152	USD	23,800	4/27/26	(495,760)
Nikkei 225 Index	340	JPY	17,361,664,800	JPY	56,500	4/10/26	(139,685)
S&P 500 Index	42	USD	27,419,784	USD	6,975	4/1/26	(126)
S&P 500 Index	42	USD	27,419,784	USD	6,860	4/2/26	(630)
S&P 500 Index	42	USD	27,419,784	USD	6,800	4/6/26	(1,890)
S&P 500 Index	42	USD	27,419,784	USD	6,910	4/8/26	(630)
S&P 500 Index	43	USD	28,072,636	USD	6,850	4/10/26	(8,686)
S&P 500 Index	42	USD	27,419,784	USD	6,840	4/13/26	(18,060)
S&P 500 Index	43	USD	28,072,636	USD	6,800	4/15/26	(46,225)
S&P 500 Index	43	USD	28,072,636	USD	6,700	4/17/26	(187,050)
S&P 500 Index	42	USD	27,419,784	USD	6,750	4/20/26	(127,470)
S&P 500 Index	43	USD	28,072,636	USD	6,750	4/22/26	(160,089)
S&P 500 Index	44	USD	28,725,488	USD	6,600	4/24/26	(479,160)
S&P 500 Index	43	USD	28,072,636	USD	6,550	4/27/26	(622,425)
SMI Index	330	CHF	42,163,407	CHF	12,800	4/17/26	(868,543)
Total							$(5,686,968)
Abbreviations:
PFC Shares	– Preference Shares
REITs	– Real Estate Investment Trusts
Currency Abbreviations:
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
JPY	– Japanese Yen
USD	– United States Dollar
At March 31, 2026, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the value of the underlying index decline.

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At March 31, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $2,943,897, which represents 0.3% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended March 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$2,801,846	$37,398,531	$(37,256,480)	$ —	$ —	$2,943,897	$40,809	2,943,897
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2026, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 76,830,327	$ 21,925,197	$ —	$ 98,755,524
Consumer Discretionary	64,111,167	49,495,378	—	113,606,545
Consumer Staples	38,202,359	35,056,118	—	73,258,477
Energy	14,739,013	21,339,539	—	36,078,552
Financials	52,380,470	89,932,587	—	142,313,057
Health Care	44,769,552	54,934,526	—	99,704,078
Industrials	38,316,648	93,314,655	—	131,631,303
Information Technology	222,650,498	80,420,928	—	303,071,426
Materials	7,552,066	28,933,133	—	36,485,199
Real Estate	5,238,455	1,413,103	—	6,651,558
Utilities	10,043,033	17,222,810	—	27,265,843
Total Common Stocks	$574,833,588	$493,987,974*	$ —	$1,068,821,562
Short-Term Investments	$ 2,943,897	$ —	$ —	$ 2,943,897
Total Investments	$577,777,485	$493,987,974	$ —	$1,071,765,459

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Liability Description	Level 1	Level 2	Level 3	Total
Written Call Options	$ (2,613,633)	$ (3,073,335)	$ —	$ (5,686,968)
Total	$ (2,613,633)	$ (3,073,335)	$ —	$ (5,686,968)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.